Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net
Summary of intangible assets, net

	As of December 31,
	2024	2025
Automotive Manufacturing Permission	647,174	647,174
Insurance Agent License	35,000	35,000
Indefinite‑lived intangible assets, net	682,174	682,174
Software	338,044	441,290
Patents and licenses	694	248,825
Finite‑lived intangible assets	338,738	690,115
Less: Accumulated amortization
Software	(105,267)	(150,476)
Patents	(694)	(29,839)
Accumulated amortization	(105,961)	(180,315)
Finite‑lived intangible assets, net	232,777	509,800
Total intangible assets, net	914,951	1,191,974

Summary of amortization expenses related to intangible assets for future periods

For the Year Ending December 31,
2026	161,934
2027	141,673
2028	38,368
2029	37,190
2030 and thereafter	130,635
Total	509,800